ADVANCED SERIES TRUST

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST International Value Portfolio

AST Mid-Cap Growth Portfolio

AST Multi-Sector Fixed Income Portfolio AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio (each, a Portfolio and collectively, the Portfolios)

Supplement dated June 25, 2019 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's SAI.

A.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby modified to reflect the following information pertaining to the Portfolios listed below, effective July 1, 2019:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive 0.052% of its
investment management fee through June 30, 2020. This
arrangement may not be terminated or modified prior to June 30,
2020 without the prior approval of the Trust's Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio	The Manager has contractually agreed to waive 0.132% of its
investment management fee through June 30, 2020. In addition, the
Manager has contractually agreed to waive a portion of its
investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.910% of the Portfolio's average daily net assets through
June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment
management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value	The Manager has contractually agreed to waive 0.010% of its
Portfolio	investment management fee through June 30, 2020. This
arrangement may not be terminated or modified prior to June 30,
2020 without the prior approval of the Trust's Board of Trustees.

AST International Value Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.085% of the Portfolio's average daily net assets through
June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

AST Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.02% of the Portfolio's average daily net assets through
June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

AST Western Asset Core Plus Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.74% of the Portfolio's average daily net assets through
September 30, 2019. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to September 30, 2019 without the prior approval of the Trust's Board of Trustees.

AST Western Asset Emerging Markets Debt	The Manager has contractually agreed to waive a portion of its
Portfolio	investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.07% of the Portfolio's average daily net assets through
June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

B.Fee Aggregation for the AST Multi-Sector Fixed Income Portfolio

I.The table in Part I of the SAI entitled "Management Fee Rates" is hereby revised by replacing the information pertaining to the AST Multi-Sector Fixed Income Portfolio with the information set forth below:

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Multi-Sector Fixed Income Portfolio**, (3)	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets;
0.3825% over $20 billion of average daily net assets

**The Manager will aggregate the AST Multi-Sector Fixed Income Portfolio's assets with those of the AST Prudential Corporate Bond Portfolio for the purposes of calculating the management fee for the AST Multi-Sector Fixed Income Portfolio.

(3)Prior to July 1, 2017, the contractual management fee rate was: 0.5325% of average daily net assets to $300 million; 0.5225% on next $200 million of average daily net assets; 0.5125% on next $250 million of average daily net assets; 0.5025% on next $2.5 billion of average daily net assets; 0.4925% on next $2.75 billion of average daily net assets; 0.4625% on next $4 billion of average daily net assets; and 0.4425% over $10 billion of average daily net assets.

II.The following is hereby added under "PGIM Fixed Income" in the section in Part I of the SAI entitled "Aggregation Notes to Subadviser Fee Rate Table":

The assets managed by PGIM Fixed Income in the AST Multi-Sector Fixed Income Portfolio will be aggregated with the assets managed by PGIM Fixed Income in the AST Prudential Corporate Bond Portfolio for purposes of calculating the subadvisory fee payable to PGIM Fixed Income for these Portfolios.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP1